Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity
Schedule Of Accumulated Other Comprehensive Loss, Net

	Foreign currency translation adjustments		Unrealized (losses) gains on interest rate swap contracts		Total
	(In thousands)
Total accumulated other comprehensive loss, net as of January 1, 2013	$(24,634)		$(80,451)	(1)	$(105,085)
Other comprehensive income before reclassification	6,198		62	(2)	6,260
Amounts reclassified from accumulated other comprehensive loss, net	—		25,871	(2)	25,871
Net current period other comprehensive income	6,198		25,933		32,131
Total accumulated other comprehensive loss, net as of December 31, 2013	$(18,436)		$(54,518)	(1)	$(72,954)
Other comprehensive loss before reclassification	(16,273)		(29,239)	(3)	(45,512)
Amounts reclassified from accumulated other comprehensive loss, net	—		35,459	(3)	35,459
Net current period other comprehensive (loss) income	(16,273)		6,220		(10,053)
Total accumulated other comprehensive loss, net as of December 31, 2014	$(34,709)		$(48,298)	(1)	$(83,007)
Other comprehensive loss before reclassification	(11,177)		(28,173)	(4)	(39,350)
Amounts reclassified from accumulated other comprehensive income, net	—		34,231	(4)	34,231
Net current period other comprehensive (loss) income	(11,177)		6,058		(5,119)
Total accumulated other comprehensive loss, net as of December 31, 2015	$(45,886)	(5)	$(42,240)	(1)	$(88,126)

(1)	Net of deferred income tax benefit of $27,413 as of January 1, 2013, and $10,829, $6,701, and $2,959 as of December 31, 2013, 2014, and 2015, respectively.
(2)

Net of deferred income tax expense of $40 and $16,544 for Other comprehensive income before reclassification and Amounts reclassified from accumulated other comprehensive income, net, respectively, for the year ended December 31, 2013. See Note 15. Derivative Financial Instruments.

(3)

Net of deferred income tax (benefit) expense of $(19,405) and $23,533 for Other comprehensive income before reclassification and Amounts reclassified from accumulated other comprehensive income, net, respectively, for the year ended December 31, 2014. See Note 15. Derivative Financial Instruments.

(4)

Net of deferred income tax (benefit) expense of $(17,402) and $21,143 for Other comprehensive income before reclassification and Amounts reclassified from accumulated other comprehensive income, net, respectively, for the year ended December 31, 2015. See Note 15. Derivative Financial Instruments.

(5)	Net of income tax benefit of $1,565 as of December 31, 2015.